Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000148908
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral International Equity Fund
Class Name	Class A
Trading Symbol	SBIAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral International Equity Fund - A	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$9,425	$10,000
Sep-2015	$8,712	$9,144
Sep-2016	$9,342	$9,718
Sep-2017	$11,508	$11,577
Sep-2018	$11,339	$11,893
Sep-2019	$10,350	$11,735
Sep-2020	$9,133	$11,785
Sep-2021	$11,275	$14,840
Sep-2022	$8,524	$11,138
Sep-2023	$11,297	$14,003
Sep-2024	$13,774	$17,488

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - A
Without Load	21.92%	5.88%	3.93%
With Load*	14.88%	4.63%	3.31%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 28, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,051,133	$ 134,051,133
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 442,227
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$134,051,133 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$442,227 Portfolio Turnover78%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000148909
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral International Equity Fund
Class Name	Class C
Trading Symbol	SBIDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.65%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral International Equity Fund - C	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,197	$9,144
Sep-2016	$9,784	$9,718
Sep-2017	$11,955	$11,577
Sep-2018	$11,695	$11,893
Sep-2019	$10,590	$11,735
Sep-2020	$9,276	$11,785
Sep-2021	$11,358	$14,840
Sep-2022	$8,527	$11,138
Sep-2023	$11,218	$14,003
Sep-2024	$13,581	$17,488

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - C	21.06%	5.10%	3.16%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 28, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,051,133	$ 134,051,133
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 442,227
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$134,051,133 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$442,227 Portfolio Turnover78%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199535
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral International Equity Fund
Class Name	Class R6
Trading Symbol	STRCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral International Equity Fund - R6	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,264	$9,144
Sep-2016	$9,940	$9,718
Sep-2017	$12,272	$11,577
Sep-2018	$12,130	$11,893
Sep-2019	$11,101	$11,735
Sep-2020	$9,826	$11,785
Sep-2021	$12,155	$14,840
Sep-2022	$9,222	$11,138
Sep-2023	$12,254	$14,003
Sep-2024	$14,995	$17,488

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral International Equity Fund - R6	22.37%	6.20%	1.72%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	4.94%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,051,133	$ 134,051,133
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 442,227
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$134,051,133 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$442,227 Portfolio Turnover78%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000148910
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral International Equity Fund
Class Name	Class Institiutional
Trading Symbol	SBIIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral International Equity Fund - I	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Nov-2014	$10,000	$10,000
Sep-2015	$9,264	$9,144
Sep-2016	$9,940	$9,718
Sep-2017	$12,272	$11,577
Sep-2018	$12,119	$11,893
Sep-2019	$11,096	$11,735
Sep-2020	$9,804	$11,785
Sep-2021	$12,143	$14,840
Sep-2022	$9,196	$11,138
Sep-2023	$12,232	$14,003
Sep-2024	$14,948	$17,488

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 28, 2014)
Sterling Capital Behavioral International Equity Fund - I	22.20%	6.14%	4.17%
Bloomberg Developed Markets ex N America Large & Mid Cap Index	24.89%	8.31%	5.85%

The Bloomberg Developed Markets ex N. America Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 28, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,051,133	$ 134,051,133
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 442,227
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$134,051,133 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$442,227 Portfolio Turnover78%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Real Estate	1.7%
Utilities	3.3%
Energy	4.9%
Information Technology	5.4%
Communication Services	5.7%
Materials	7.4%
Consumer Staples	8.0%
Consumer Discretionary	9.6%
Health Care	12.6%
Industrials	17.4%
Financials	22.4%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 20, 2024, the Board of Trustees of Sterling Capital Funds approved the liquidation of the Sterling Capital Behavioral International Equity Fund. The liquidation is expected to occur on or about January 24, 2025.

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class A
Trading Symbol	BBTGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - A	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$9,426	$10,000	$10,000	$10,000
Sep-2015	$9,161	$9,951	$9,558	$9,584
Sep-2016	$9,954	$11,440	$11,105	$11,107
Sep-2017	$11,839	$13,579	$12,785	$13,049
Sep-2018	$13,126	$15,967	$13,993	$14,410
Sep-2019	$12,819	$16,433	$14,553	$14,710
Sep-2020	$11,645	$18,898	$13,822	$13,603
Sep-2021	$16,023	$24,921	$18,661	$18,993
Sep-2022	$14,447	$20,528	$16,540	$17,429
Sep-2023	$16,820	$24,729	$18,929	$20,042
Sep-2024	$22,114	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - A
Without Load	31.47%	11.52%	8.90%
With Load	23.91%	10.21%	8.26%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,817,547	$ 36,817,547
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 142,255
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$36,817,547 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$142,255 Portfolio Turnover99%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009822
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class C
Trading Symbol	BCVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.75%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - C	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,648	$9,951	$9,558	$9,584
Sep-2016	$10,407	$11,440	$11,105	$11,107
Sep-2017	$12,280	$13,579	$12,785	$13,049
Sep-2018	$13,521	$15,967	$13,993	$14,410
Sep-2019	$13,105	$16,433	$14,553	$14,710
Sep-2020	$11,820	$18,898	$13,822	$13,603
Sep-2021	$16,141	$24,921	$18,661	$18,993
Sep-2022	$14,446	$20,528	$16,540	$17,429
Sep-2023	$16,694	$24,729	$18,929	$20,042
Sep-2024	$21,778	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - C	30.45%	10.69%	8.09%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,817,547	$ 36,817,547
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 142,255
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$36,817,547 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$142,255 Portfolio Turnover99%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	BBISX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - I	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,745	$9,951	$9,558	$9,584
Sep-2016	$10,616	$11,440	$11,105	$11,107
Sep-2017	$12,652	$13,579	$12,785	$13,049
Sep-2018	$14,068	$15,967	$13,993	$14,410
Sep-2019	$13,776	$16,433	$14,553	$14,710
Sep-2020	$12,542	$18,898	$13,822	$13,603
Sep-2021	$17,295	$24,921	$18,661	$18,993
Sep-2022	$15,631	$20,528	$16,540	$17,429
Sep-2023	$18,248	$24,729	$18,929	$20,042
Sep-2024	$24,051	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - I	31.80%	11.79%	9.17%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,817,547	$ 36,817,547
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 142,255
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$36,817,547 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$142,255 Portfolio Turnover99%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199529
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class R6 Class R6
Trading Symbol	STRAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.67%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - R6	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,122	$11,758	$10,945	$11,043
Sep-2019	$10,897	$12,101	$11,383	$11,273
Sep-2020	$9,930	$13,916	$10,811	$10,425
Sep-2021	$13,695	$18,352	$14,596	$14,556
Sep-2022	$12,397	$15,117	$12,937	$13,357
Sep-2023	$14,485	$18,210	$14,805	$15,360
Sep-2024	$19,106	$24,619	$18,916	$19,444

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Large Cap Value Equity Fund - R6	31.90%	11.89%	8.35%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 1000® Value Index	27.76%	10.69%	8.57%
Bloomberg US 1000 Value Index	26.59%	11.52%	8.82%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,817,547	$ 36,817,547
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 142,255
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$36,817,547 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$142,255 Portfolio Turnover99%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	3.6%
Real Estate	5.3%
Communication Services	5.6%
Energy	5.8%
Utilities	5.9%
Consumer Discretionary	7.9%
Information Technology	8.9%
Consumer Staples	9.1%
Industrials	11.6%
Health Care	13.7%
Financials	21.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000084353
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SPSAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.09%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - A	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$9,428	$10,000	$10,000	$10,000
Sep-2015	$9,636	$9,951	$9,840	$9,773
Sep-2016	$10,553	$11,440	$11,691	$11,730
Sep-2017	$12,838	$13,579	$14,093	$13,907
Sep-2018	$13,568	$15,967	$15,407	$15,196
Sep-2019	$12,270	$16,433	$14,137	$13,229
Sep-2020	$10,081	$18,898	$12,033	$11,657
Sep-2021	$16,606	$24,921	$19,726	$20,079
Sep-2022	$14,365	$20,528	$16,237	$16,650
Sep-2023	$16,304	$24,729	$17,510	$18,795
Sep-2024	$20,901	$33,432	$22,042	$23,827

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - A
Without Load	28.20%	11.24%	8.29%
With Load	20.80%	9.93%	7.65%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,157,302	$ 109,157,302
Holdings Count | Holding	251	251
Advisory Fees Paid, Amount	$ 537,014
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$109,157,302 Number of Portfolio Holdings251 Advisory Fee (net of waivers)$537,014 Portfolio Turnover74%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000084355
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SPSDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.83%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - C	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,137	$9,951	$9,840	$9,773
Sep-2016	$11,017	$11,440	$11,691	$11,730
Sep-2017	$13,301	$13,579	$14,093	$13,907
Sep-2018	$13,950	$15,967	$15,407	$15,196
Sep-2019	$12,517	$16,433	$14,137	$13,229
Sep-2020	$10,204	$18,898	$12,033	$11,657
Sep-2021	$16,700	$24,921	$19,726	$20,079
Sep-2022	$14,330	$20,528	$16,237	$16,650
Sep-2023	$16,151	$24,729	$17,510	$18,795
Sep-2024	$20,554	$33,432	$22,042	$23,827

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - C	27.26%	10.43%	7.47%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,157,302	$ 109,157,302
Holdings Count | Holding	251	251
Advisory Fees Paid, Amount	$ 537,014
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$109,157,302 Number of Portfolio Holdings251 Advisory Fee (net of waivers)$537,014 Portfolio Turnover74%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199534
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class R6 Class R6
Trading Symbol	STRBX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - R6	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,607	$11,758	$10,933	$10,927
Sep-2019	$9,622	$12,101	$10,031	$9,513
Sep-2020	$7,926	$13,916	$8,539	$8,382
Sep-2021	$13,106	$18,352	$13,997	$14,438
Sep-2022	$11,364	$15,117	$11,521	$11,973
Sep-2023	$12,948	$18,210	$12,425	$13,515
Sep-2024	$16,653	$24,619	$15,640	$17,133

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Small Cap Value Equity Fund - R6	28.61%	11.59%	7.22%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 2000® Value Index	25.88%	9.29%	6.42%
Bloomberg US 2000 Value Index	26.77%	12.49%	7.73%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,157,302	$ 109,157,302
Holdings Count | Holding	251	251
Advisory Fees Paid, Amount	$ 537,014
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$109,157,302 Number of Portfolio Holdings251 Advisory Fee (net of waivers)$537,014 Portfolio Turnover74%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000034900
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	SPSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,241	$9,951	$9,840	$9,773
Sep-2016	$11,245	$11,440	$11,691	$11,730
Sep-2017	$13,707	$13,579	$14,093	$13,907
Sep-2018	$14,524	$15,967	$15,407	$15,196
Sep-2019	$13,170	$16,433	$14,137	$13,229
Sep-2020	$10,846	$18,898	$12,033	$11,657
Sep-2021	$17,920	$24,921	$19,726	$20,079
Sep-2022	$15,527	$20,528	$16,237	$16,650
Sep-2023	$17,680	$24,729	$17,510	$18,795
Sep-2024	$22,716	$33,432	$22,042	$23,827

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - I	28.48%	11.52%	8.55%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,157,302	$ 109,157,302
Holdings Count | Holding	251	251
Advisory Fees Paid, Amount	$ 537,014
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$109,157,302 Number of Portfolio Holdings251 Advisory Fee (net of waivers)$537,014 Portfolio Turnover74%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Technology	0.8%
Communications	1.1%
Consumer Staples	2.5%
Communication Services	2.6%
Materials	4.8%
Utilities	4.9%
Information Technology	5.3%
Energy	6.9%
Health Care	9.2%
Consumer Discretionary	9.4%
Real Estate	11.4%
Industrials	12.6%
Financials	27.7%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009884
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class A
Trading Symbol	BAEIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - A	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$9,423	$10,000	$10,000	$10,000
Sep-2015	$9,031	$9,951	$9,558	$9,584
Sep-2016	$10,341	$11,440	$11,105	$11,107
Sep-2017	$12,015	$13,579	$12,785	$13,049
Sep-2018	$13,851	$15,967	$13,993	$14,410
Sep-2019	$15,025	$16,433	$14,553	$14,710
Sep-2020	$15,010	$18,898	$13,822	$13,603
Sep-2021	$20,130	$24,921	$18,661	$18,993
Sep-2022	$18,952	$20,528	$16,540	$17,429
Sep-2023	$21,330	$24,729	$18,929	$20,042
Sep-2024	$26,413	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - A
Without Load	23.83%	11.94%	10.86%
With Load	16.71%	10.62%	10.20%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,892,266,151	$ 1,892,266,151
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 10,292,583
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,892,266,151 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$10,292,583 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009886
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class C
Trading Symbol	BCEGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.83%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - C	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,509	$9,951	$9,558	$9,584
Sep-2016	$10,807	$11,440	$11,105	$11,107
Sep-2017	$12,466	$13,579	$12,785	$13,049
Sep-2018	$14,262	$15,967	$13,993	$14,410
Sep-2019	$15,356	$16,433	$14,553	$14,710
Sep-2020	$15,224	$18,898	$13,822	$13,603
Sep-2021	$20,270	$24,921	$18,661	$18,993
Sep-2022	$18,939	$20,528	$16,540	$17,429
Sep-2023	$21,156	$24,729	$18,929	$20,042
Sep-2024	$26,004	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - C	22.92%	11.11%	10.03%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,892,266,151	$ 1,892,266,151
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 10,292,583
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,892,266,151 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$10,292,583 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199533
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class R6
Trading Symbol	STREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - R6	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,564	$11,758	$10,945	$11,043
Sep-2019	$12,592	$12,101	$11,383	$11,273
Sep-2020	$12,619	$13,916	$10,811	$10,425
Sep-2021	$16,988	$18,352	$14,596	$14,556
Sep-2022	$16,047	$15,117	$12,937	$13,357
Sep-2023	$18,123	$18,210	$14,805	$15,360
Sep-2024	$22,525	$24,619	$18,916	$19,444

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Equity Income Fund - R6	24.29%	12.33%	10.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell 1000® Value Index	27.76%	10.69%	8.57%
Bloomberg US 1000 Value Index	26.59%	11.52%	8.82%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,892,266,151	$ 1,892,266,151
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 10,292,583
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,892,266,151 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$10,292,583 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009883
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class Institutional
Trading Symbol	BEGIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - I	Russell 3000® Total Return Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,610	$9,951	$9,558	$9,584
Sep-2016	$11,028	$11,440	$11,105	$11,107
Sep-2017	$12,849	$13,579	$12,785	$13,049
Sep-2018	$14,851	$15,967	$13,993	$14,410
Sep-2019	$16,146	$16,433	$14,553	$14,710
Sep-2020	$16,171	$18,898	$13,822	$13,603
Sep-2021	$21,745	$24,921	$18,661	$18,993
Sep-2022	$20,520	$20,528	$16,540	$17,429
Sep-2023	$23,153	$24,729	$18,929	$20,042
Sep-2024	$28,747	$33,432	$24,183	$25,373

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - I	24.16%	12.23%	11.14%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
Bloomberg US 1000 Value Index	26.59%	11.52%	9.76%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,892,266,151	$ 1,892,266,151
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 10,292,583
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,892,266,151 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$10,292,583 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Energy	2.5%
Money Market Funds	2.8%
Real Estate	3.5%
Materials	3.8%
Consumer Discretionary	4.7%
Industrials	11.1%
Consumer Staples	12.6%
Information Technology	13.3%
Health Care	19.1%
Financials	26.6%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009891
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class A
Trading Symbol	BGVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$9,798	$10,000	$10,000
Sep-2015	$9,976	$10,294	$10,300
Sep-2016	$10,212	$10,829	$10,551
Sep-2017	$10,090	$10,836	$10,481
Sep-2018	$9,916	$10,705	$10,358
Sep-2019	$10,637	$11,807	$11,136
Sep-2020	$11,132	$12,632	$11,802
Sep-2021	$10,996	$12,518	$11,645
Sep-2022	$9,773	$10,691	$10,576
Sep-2023	$9,815	$10,760	$10,717
Sep-2024	$10,769	$12,004	$11,609

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - A
Without Load	9.72%	0.25%	0.95%
With Load	7.52%	-0.15%	0.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,182,927	$ 18,182,927
Holdings Count | Holding	98	98
Advisory Fees Paid, Amount	$ 22,281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,182,927 Number of Portfolio Holdings98 Advisory Fee (net of waivers)$22,281 Portfolio Turnover12%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009893
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class C
Trading Symbol	BIUCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.51%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,106	$10,294	$10,300
Sep-2016	$10,258	$10,829	$10,551
Sep-2017	$10,059	$10,836	$10,481
Sep-2018	$9,821	$10,705	$10,358
Sep-2019	$10,457	$11,807	$11,136
Sep-2020	$10,853	$12,632	$11,802
Sep-2021	$10,638	$12,518	$11,645
Sep-2022	$9,382	$10,691	$10,576
Sep-2023	$9,352	$10,760	$10,717
Sep-2024	$10,186	$12,004	$11,609

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - C	8.92%	-0.52%	0.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,182,927	$ 18,182,927
Holdings Count | Holding	98	98
Advisory Fees Paid, Amount	$ 22,281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,182,927 Number of Portfolio Holdings98 Advisory Fee (net of waivers)$22,281 Portfolio Turnover12%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009890
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class Institutional
Trading Symbol	BBGVX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,197	$10,294	$10,300
Sep-2016	$10,465	$10,829	$10,551
Sep-2017	$10,366	$10,836	$10,481
Sep-2018	$10,213	$10,705	$10,358
Sep-2019	$10,983	$11,807	$11,136
Sep-2020	$11,523	$12,632	$11,802
Sep-2021	$11,399	$12,518	$11,645
Sep-2022	$10,157	$10,691	$10,576
Sep-2023	$10,238	$10,760	$10,717
Sep-2024	$11,247	$12,004	$11,609

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - I	9.86%	0.48%	1.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government: Intermediate Index	8.33%	0.84%	1.50%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch; must have at least $250MM par outstanding; must be USD-denominated, non-convertible and publicly issued.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,182,927	$ 18,182,927
Holdings Count | Holding	98	98
Advisory Fees Paid, Amount	$ 22,281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,182,927 Number of Portfolio Holdings98 Advisory Fee (net of waivers)$22,281 Portfolio Turnover12%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.5%
Money Market Funds	1.3%
Asset Backed Securities	3.4%
U.S. Government Agencies	10.0%
U.S. Treasury Bonds & Notes	10.6%
Commercial Mortgage-Backed Securities	16.8%
Collateralized Mortgage Obligations	21.8%
Mortgage-Backed Securities	35.2%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123268
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class A
Trading Symbol	SCCMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$9,799	$10,000	$10,000
Sep-2015	$9,947	$10,294	$10,016
Sep-2016	$10,499	$10,829	$11,588
Sep-2017	$10,716	$10,836	$11,938
Sep-2018	$10,630	$10,705	$11,654
Sep-2019	$11,588	$11,807	$13,992
Sep-2020	$12,348	$12,632	$15,364
Sep-2021	$12,676	$12,518	$15,742
Sep-2022	$9,155	$10,691	$11,271
Sep-2023	$9,281	$10,760	$11,559
Sep-2024	$10,979	$12,004	$13,776

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - A
Without Load	18.30%	-1.07%	1.14%
With Load	15.96%	-1.47%	0.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,961,811	$ 42,961,811
Holdings Count | Holding	378	378
Advisory Fees Paid, Amount	$ 6,280
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,961,811 Number of Portfolio Holdings378 Advisory Fee (net of waivers)$6,280 Portfolio Turnover47%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123269
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class C
Trading Symbol	SCCNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.47%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,075	$10,294	$10,016
Sep-2016	$10,547	$10,829	$11,588
Sep-2017	$10,685	$10,836	$11,938
Sep-2018	$10,531	$10,705	$11,654
Sep-2019	$11,391	$11,807	$13,992
Sep-2020	$12,052	$12,632	$15,364
Sep-2021	$12,291	$12,518	$15,742
Sep-2022	$8,804	$10,691	$11,271
Sep-2023	$8,872	$10,760	$11,559
Sep-2024	$10,403	$12,004	$13,776

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - C	17.26%	-1.80%	0.40%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,961,811	$ 42,961,811
Holdings Count | Holding	378	378
Advisory Fees Paid, Amount	$ 6,280
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,961,811 Number of Portfolio Holdings378 Advisory Fee (net of waivers)$6,280 Portfolio Turnover47%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000234127
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class R6
Trading Symbol	STRFX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2021	$10,000	$10,000	$10,000
Sep-2022	$7,252	$8,540	$7,160
Sep-2023	$7,377	$8,595	$7,343
Sep-2024	$8,757	$9,589	$8,752

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2022)
Sterling Capital Long Duration Corporate Bond Fund - R6	18.71%	-4.01%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.76%
Bloomberg U.S. Long Corporate Index	19.18%	-3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,961,811	$ 42,961,811
Holdings Count | Holding	378	378
Advisory Fees Paid, Amount	$ 6,280
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,961,811 Number of Portfolio Holdings378 Advisory Fee (net of waivers)$6,280 Portfolio Turnover47%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123270
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class Institutional
Trading Symbol	SCCPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,176	$10,294	$10,016
Sep-2016	$10,757	$10,829	$11,588
Sep-2017	$11,006	$10,836	$11,938
Sep-2018	$10,956	$10,705	$11,654
Sep-2019	$11,973	$11,807	$13,992
Sep-2020	$12,778	$12,632	$15,364
Sep-2021	$13,151	$12,518	$15,742
Sep-2022	$9,531	$10,691	$11,271
Sep-2023	$9,687	$10,760	$11,559
Sep-2024	$11,473	$12,004	$13,776

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - I	18.43%	-0.85%	1.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Long Corporate Index	19.18%	-0.31%	3.26%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,961,811	$ 42,961,811
Holdings Count | Holding	378	378
Advisory Fees Paid, Amount	$ 6,280
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,961,811 Number of Portfolio Holdings378 Advisory Fee (net of waivers)$6,280 Portfolio Turnover47%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.8%
Money Market Funds	1.9%
Materials	2.0%
Real Estate	2.6%
U.S. Treasury Bonds & Notes	3.2%
Communications	3.7%
Consumer Discretionary	4.1%
Communication Services	6.7%
Information Technology	6.8%
Consumer Staples	7.0%
Industrials	7.3%
Health Care	10.5%
Energy	11.1%
Utilities	14.7%
Financials	16.6%
Other Assets in Excess of Liabilities	1.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000156996
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class A
Trading Symbol	STRLX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - A	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,380	$11,496	$11,726	$11,738
Sep-2017	$12,369	$13,647	$13,294	$13,711
Sep-2018	$13,302	$16,046	$14,465	$15,102
Sep-2019	$13,531	$16,514	$14,696	$15,313
Sep-2020	$12,770	$18,992	$13,624	$14,095
Sep-2021	$17,196	$25,045	$19,400	$20,408
Sep-2022	$14,807	$20,630	$16,770	$18,339
Sep-2023	$16,990	$24,852	$18,622	$20,448
Sep-2024	$21,081	$33,598	$24,025	$26,626

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - A
Without Load	24.07%	9.27%	9.17%
With Load	16.94%	7.98%	8.45%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell Midcap® Value Index	29.01%	10.33%	10.01%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	11.27%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,518,290	$ 40,518,290
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 256,540
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,518,290 Number of Portfolio Holdings46 Advisory Fee $256,540 Portfolio Turnover9%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000156997
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class C
Trading Symbol	STRNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.77%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - C	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,944	$11,496	$11,726	$11,738
Sep-2017	$12,943	$13,647	$13,294	$13,711
Sep-2018	$13,810	$16,046	$14,465	$15,102
Sep-2019	$13,952	$16,514	$14,696	$15,313
Sep-2020	$13,086	$18,992	$13,624	$14,095
Sep-2021	$17,510	$25,045	$19,400	$20,408
Sep-2022	$14,980	$20,630	$16,770	$18,339
Sep-2023	$17,078	$24,852	$18,622	$20,448
Sep-2024	$21,055	$33,598	$24,025	$26,626

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - C	23.29%	8.58%	8.43%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell Midcap® Value Index	29.01%	10.33%	10.01%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	11.27%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,518,290	$ 40,518,290
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 256,540
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,518,290 Number of Portfolio Holdings46 Advisory Fee $256,540 Portfolio Turnover9%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000156998
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class Institutional
Trading Symbol	STRGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - I	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,763	$9,951	$9,793	$9,854
Sep-2016	$10,775	$11,440	$11,484	$11,566
Sep-2017	$12,872	$13,579	$13,019	$13,510
Sep-2018	$13,878	$15,967	$14,165	$14,882
Sep-2019	$14,151	$16,433	$14,392	$15,089
Sep-2020	$13,388	$18,898	$13,342	$13,889
Sep-2021	$18,076	$24,921	$18,998	$20,110
Sep-2022	$15,603	$20,528	$16,423	$18,071
Sep-2023	$17,948	$24,729	$18,237	$20,148
Sep-2024	$22,327	$33,432	$23,528	$26,237

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Cap Relative Value Fund - I	24.40%	9.55%	8.36%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,518,290	$ 40,518,290
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 256,540
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,518,290 Number of Portfolio Holdings46 Advisory Fee $256,540 Portfolio Turnover9%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	2.2%
Consumer Discretionary	3.3%
Utilities	5.2%
Energy	5.7%
Health Care	7.7%
Consumer Staples	8.3%
Materials	9.2%
Real Estate	9.7%
Information Technology	10.2%
Financials	17.2%
Industrials	19.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009832
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class A
Trading Symbol	OVEAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Value Fund - A	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$9,425	$10,000	$10,000	$10,000
Sep-2015	$9,360	$9,951	$9,793	$9,854
Sep-2016	$10,583	$11,440	$11,484	$11,566
Sep-2017	$12,215	$13,579	$13,019	$13,510
Sep-2018	$13,013	$15,967	$14,165	$14,882
Sep-2019	$12,649	$16,433	$14,392	$15,089
Sep-2020	$11,920	$18,898	$13,342	$13,889
Sep-2021	$17,084	$24,921	$18,998	$20,110
Sep-2022	$14,097	$20,528	$16,423	$18,071
Sep-2023	$15,994	$24,729	$18,237	$20,148
Sep-2024	$19,176	$33,432	$23,528	$26,237

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - A
Without Load	19.90%	8.68%	7.36%
With Load	13.02%	7.40%	6.73%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,726,023	$ 48,726,023
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 282,731
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$48,726,023 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$282,731 Portfolio Turnover39%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009834
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class C
Trading Symbol	OVECX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.90%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Value Fund - C	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,857	$9,951	$9,793	$9,854
Sep-2016	$11,062	$11,440	$11,484	$11,566
Sep-2017	$12,674	$13,579	$13,019	$13,510
Sep-2018	$13,399	$15,967	$14,165	$14,882
Sep-2019	$12,927	$16,433	$14,392	$15,089
Sep-2020	$12,092	$18,898	$13,342	$13,889
Sep-2021	$17,204	$24,921	$18,998	$20,110
Sep-2022	$14,096	$20,528	$16,423	$18,071
Sep-2023	$15,868	$24,729	$18,237	$20,148
Sep-2024	$18,876	$33,432	$23,528	$26,237

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - C	18.96%	7.87%	6.56%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,726,023	$ 48,726,023
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 282,731
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$48,726,023 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$282,731 Portfolio Turnover39%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199530
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class R6
Trading Symbol	STRMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Value Fund - R6	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,693	$11,758	$10,881	$11,015
Sep-2019	$10,431	$12,101	$11,055	$11,168
Sep-2020	$9,851	$13,916	$10,248	$10,280
Sep-2021	$14,171	$18,352	$14,593	$14,885
Sep-2022	$11,736	$15,117	$12,615	$13,376
Sep-2023	$13,363	$18,210	$14,008	$14,913
Sep-2024	$16,066	$24,619	$18,073	$19,420

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Mid Value Fund - R6	20.22%	9.02%	5.67%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Russell Midcap® Value Index	29.01%	10.33%	8.04%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	8.85%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,726,023	$ 48,726,023
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 282,731
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$48,726,023 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$282,731 Portfolio Turnover39%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009831
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class Institutional
Trading Symbol	OVEIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Value Fund - I	Russell 3000® Total Return Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,957	$9,951	$9,793	$9,854
Sep-2016	$11,283	$11,440	$11,484	$11,566
Sep-2017	$13,058	$13,579	$13,019	$13,510
Sep-2018	$13,948	$15,967	$14,165	$14,882
Sep-2019	$13,594	$16,433	$14,392	$15,089
Sep-2020	$12,846	$18,898	$13,342	$13,889
Sep-2021	$18,463	$24,921	$18,998	$20,110
Sep-2022	$15,269	$20,528	$16,423	$18,071
Sep-2023	$17,370	$24,729	$18,237	$20,148
Sep-2024	$20,874	$33,432	$23,528	$26,237

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Value Fund - I	20.17%	8.96%	7.64%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Value Index	29.01%	10.33%	8.93%
Bloomberg US Mid Cap Value Index	30.22%	11.70%	10.13%

The Bloomberg U.S. Mid Cap Value Index is a float market-cap-weighted index based on an equal-weighted combination of four factors: earnings yield, valuation, dividend yield, and growth.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,726,023	$ 48,726,023
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 282,731
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$48,726,023 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$282,731 Portfolio Turnover39%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	0.6%
Money Market Funds	1.8%
Real Estate	3.7%
Energy	3.8%
Communication Services	4.1%
Utilities	6.2%
Materials	6.3%
Consumer Staples	6.9%
Information Technology	7.3%
Health Care	8.1%
Consumer Discretionary	12.2%
Industrials	13.4%
Financials	25.0%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009838
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BNCAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,804	$10,000	$10,000
Sep-2015	$10,027	$10,316	$10,257
Sep-2016	$10,396	$10,892	$10,747
Sep-2017	$10,364	$10,987	$10,860
Sep-2018	$10,254	$11,025	$10,837
Sep-2019	$10,955	$11,968	$11,694
Sep-2020	$11,354	$12,458	$12,158
Sep-2021	$11,352	$12,785	$12,410
Sep-2022	$10,340	$11,315	$11,239
Sep-2023	$10,451	$11,616	$11,544
Sep-2024	$11,196	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Without Load	7.13%	0.44%	1.34%
With Load	4.97%	0.03%	1.14%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,637,524	$ 128,637,524
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 451,597
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$128,637,524 Number of Portfolio Holdings82 Advisory Fee $451,597 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000112495
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BBNCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,142	$10,316	$10,257
Sep-2016	$10,438	$10,892	$10,747
Sep-2017	$10,327	$10,987	$10,860
Sep-2018	$10,142	$11,025	$10,837
Sep-2019	$10,755	$11,968	$11,694
Sep-2020	$11,073	$12,458	$12,158
Sep-2021	$10,979	$12,785	$12,410
Sep-2022	$9,923	$11,315	$11,239
Sep-2023	$9,956	$11,616	$11,544
Sep-2024	$10,586	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - C	6.33%	-0.32%	0.57%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,637,524	$ 128,637,524
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 451,597
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$128,637,524 Number of Portfolio Holdings82 Advisory Fee $451,597 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009837
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BBNTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,253	$10,316	$10,257
Sep-2016	$10,657	$10,892	$10,747
Sep-2017	$10,651	$10,987	$10,860
Sep-2018	$10,565	$11,025	$10,837
Sep-2019	$11,315	$11,968	$11,694
Sep-2020	$11,756	$12,458	$12,158
Sep-2021	$11,784	$12,785	$12,410
Sep-2022	$10,748	$11,315	$11,239
Sep-2023	$10,903	$11,616	$11,544
Sep-2024	$11,709	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - I	7.39%	0.69%	1.59%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,637,524	$ 128,637,524
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 451,597
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$128,637,524 Number of Portfolio Holdings82 Advisory Fee $451,597 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
North Carolina	98.9%
Other Assets in Excess of Liabilities	1.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123271
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class A
Trading Symbol	SCSSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$9,802	$10,000	$10,000
Sep-2015	$10,134	$10,294	$10,343
Sep-2016	$10,499	$10,829	$10,717
Sep-2017	$10,592	$10,836	$10,749
Sep-2018	$10,525	$10,705	$10,650
Sep-2019	$11,380	$11,807	$11,480
Sep-2020	$11,843	$12,632	$11,980
Sep-2021	$11,816	$12,518	$11,929
Sep-2022	$10,525	$10,691	$10,261
Sep-2023	$10,544	$10,760	$10,244
Sep-2024	$11,680	$12,004	$11,505

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - A
Without Load	10.77%	0.52%	1.77%
With Load	8.62%	0.11%	1.56%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,899,672	$ 87,899,672
Holdings Count | Holding	214	214
Advisory Fees Paid, Amount	$ 266,545
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$87,899,672 Number of Portfolio Holdings214 Advisory Fee (net of waivers)$266,545 Portfolio Turnover25%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123272
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class C
Trading Symbol	SCSTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,262	$10,294	$10,343
Sep-2016	$10,552	$10,829	$10,717
Sep-2017	$10,565	$10,836	$10,749
Sep-2018	$10,430	$10,705	$10,650
Sep-2019	$11,182	$11,807	$11,480
Sep-2020	$11,556	$12,632	$11,980
Sep-2021	$11,449	$12,518	$11,929
Sep-2022	$10,138	$10,691	$10,261
Sep-2023	$10,085	$10,760	$10,244
Sep-2024	$11,098	$12,004	$11,505

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - C	10.04%	-0.15%	1.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,899,672	$ 87,899,672
Holdings Count | Holding	214	214
Advisory Fees Paid, Amount	$ 266,545
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$87,899,672 Number of Portfolio Holdings214 Advisory Fee (net of waivers)$266,545 Portfolio Turnover25%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000123273
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class Institutional
Trading Symbol	SCSPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,354	$10,294	$10,343
Sep-2016	$10,754	$10,829	$10,717
Sep-2017	$10,886	$10,836	$10,749
Sep-2018	$10,855	$10,705	$10,650
Sep-2019	$11,754	$11,807	$11,480
Sep-2020	$12,262	$12,632	$11,980
Sep-2021	$12,265	$12,518	$11,929
Sep-2022	$10,953	$10,691	$10,261
Sep-2023	$11,001	$10,760	$10,244
Sep-2024	$12,216	$12,004	$11,505

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - I	11.04%	0.77%	2.02%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	12.32%	0.04%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is formed by grouping the universe of individual fixed rate MBS pools into generic aggregates.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,899,672	$ 87,899,672
Holdings Count | Holding	214	214
Advisory Fees Paid, Amount	$ 266,545
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$87,899,672 Number of Portfolio Holdings214 Advisory Fee (net of waivers)$266,545 Portfolio Turnover25%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.3%
U.S. Government Agencies	0.5%
Money Market Funds	3.0%
U.S. Treasury Bonds & Notes	3.9%
Asset Backed Securities	11.7%
Commercial Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	25.1%
Mortgage-Backed Securities	39.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000156999
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class A
Trading Symbol	STMMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.11%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - A	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$11,297	$11,496	$12,086	$11,543
Sep-2017	$11,400	$13,647	$12,411	$13,691
Sep-2018	$12,103	$16,046	$12,973	$16,143
Sep-2019	$14,373	$16,514	$15,666	$16,830
Sep-2020	$13,176	$18,992	$13,807	$19,380
Sep-2021	$17,139	$25,045	$18,183	$25,194
Sep-2022	$13,952	$20,630	$15,173	$21,296
Sep-2023	$14,049	$24,852	$14,918	$25,900
Sep-2024	$18,658	$33,598	$20,104	$35,315

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - A
Without Load	32.80%	5.36%	7.65%
With Load	25.18%	4.12%	6.94%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Bloomberg US 3000 REIT Index	34.76%	5.12%	7.91%
S&P 500® Index	36.35%	15.98%	14.55%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,753,812	$ 75,753,812
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 389,422
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$75,753,812 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$389,422 Portfolio Turnover5%
Holdings [Text Block]	SECTOR WEIGHTING (as a % of Net Assets)
Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000157000
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class C
Trading Symbol	STMOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.86%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - C	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,911	$11,496	$12,086	$11,543
Sep-2017	$11,931	$13,647	$12,411	$13,691
Sep-2018	$12,573	$16,046	$12,973	$16,143
Sep-2019	$14,821	$16,514	$15,666	$16,830
Sep-2020	$13,484	$18,992	$13,807	$19,380
Sep-2021	$17,415	$25,045	$18,183	$25,194
Sep-2022	$14,073	$20,630	$15,173	$21,296
Sep-2023	$14,064	$24,852	$14,918	$25,900
Sep-2024	$18,538	$33,598	$20,104	$35,315

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - C	31.81%	4.58%	6.86%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Bloomberg US 3000 REIT Index	34.76%	5.12%	7.91%
S&P 500® Index	36.35%	15.98%	14.55%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,753,812	$ 75,753,812
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 389,422
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$75,753,812 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$389,422 Portfolio Turnover5%
Holdings [Text Block]	SECTOR WEIGHTING (as a % of Net Assets)
Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000217819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class R6
Trading Symbol	SCREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - R6	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$9,199	$11,500	$8,813	$11,515
Sep-2021	$12,020	$15,166	$11,607	$14,970
Sep-2022	$9,820	$12,493	$9,686	$12,654
Sep-2023	$9,919	$15,049	$9,523	$15,389
Sep-2024	$13,217	$20,345	$12,833	$20,983

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2020)
Sterling Capital Real Estate Fund - R6	33.25%	5.84%
Russell 3000® Total Return Index	35.19%	14.32%
Bloomberg US 3000 REIT Index	34.76%	5.17%
S&P 500® Index	36.35%	15.06%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,753,812	$ 75,753,812
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 389,422
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$75,753,812 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$389,422 Portfolio Turnover5%
Holdings [Text Block]	SECTOR WEIGHTING (as a % of Net Assets)
Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000157001
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class Institutional
Trading Symbol	STMDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$100	0.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - I	Russell 3000® Total Return Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,775	$9,951	$10,861	$9,939
Sep-2016	$12,944	$11,440	$13,127	$11,472
Sep-2017	$13,093	$13,579	$13,481	$13,607
Sep-2018	$13,934	$15,967	$14,091	$16,044
Sep-2019	$16,589	$16,433	$17,015	$16,727
Sep-2020	$15,248	$18,898	$14,996	$19,260
Sep-2021	$19,883	$24,921	$19,750	$25,040
Sep-2022	$16,227	$20,528	$16,480	$21,165
Sep-2023	$16,381	$24,729	$16,203	$25,741
Sep-2024	$21,811	$33,432	$21,836	$35,098

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Real Estate Fund - I	33.15%	5.63%	8.11%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 REIT Index	34.76%	5.12%	8.12%
S&P 500® Index	36.35%	15.98%	13.38%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,753,812	$ 75,753,812
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 389,422
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$75,753,812 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$389,422 Portfolio Turnover5%
Holdings [Text Block]	SECTOR WEIGHTING (as a % of Net Assets)
Money Market Funds	0.8%
Real Estate	99.0%
Other Assets in Excess of Liabilities	0.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009858
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class A
Trading Symbol	BSGAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$9,795	$10,000	$10,000
Sep-2015	$9,850	$10,294	$10,116
Sep-2016	$10,045	$10,829	$10,249
Sep-2017	$10,148	$10,836	$10,316
Sep-2018	$10,204	$10,705	$10,345
Sep-2019	$10,642	$11,807	$10,826
Sep-2020	$11,052	$12,632	$11,230
Sep-2021	$11,155	$12,518	$11,269
Sep-2022	$10,595	$10,691	$10,690
Sep-2023	$10,978	$10,760	$10,999
Sep-2024	$11,854	$12,004	$11,793

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - A
Without Load	7.98%	2.18%	1.93%
With Load	5.77%	1.76%	1.72%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,633,244	$ 45,633,244
Holdings Count | Holding	119	119
Advisory Fees Paid, Amount	$ 60,334
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,633,244 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$60,334 Portfolio Turnover68%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000112497
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class C
Trading Symbol	BBSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,971	$10,294	$10,116
Sep-2016	$10,093	$10,829	$10,249
Sep-2017	$10,131	$10,836	$10,316
Sep-2018	$10,099	$10,705	$10,345
Sep-2019	$10,454	$11,807	$10,826
Sep-2020	$10,777	$12,632	$11,230
Sep-2021	$10,808	$12,518	$11,269
Sep-2022	$10,189	$10,691	$10,690
Sep-2023	$10,478	$10,760	$10,999
Sep-2024	$11,229	$12,004	$11,793

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - C	7.17%	1.44%	1.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,633,244	$ 45,633,244
Holdings Count | Holding	119	119
Advisory Fees Paid, Amount	$ 60,334
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,633,244 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$60,334 Portfolio Turnover68%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000225245
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	SHTRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$10,120	$9,910	$10,035
Sep-2022	$9,645	$8,464	$9,519
Sep-2023	$10,040	$8,518	$9,794
Sep-2024	$10,865	$9,504	$10,501

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 29, 2021)
Sterling Capital Short Duration Bond Fund - R6	8.22%	2.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.36%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.27%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,633,244	$ 45,633,244
Holdings Count | Holding	119	119
Advisory Fees Paid, Amount	$ 60,334
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,633,244 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$60,334 Portfolio Turnover68%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009857
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class Institutional
Trading Symbol	BBSGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,082	$10,294	$10,116
Sep-2016	$10,307	$10,829	$10,249
Sep-2017	$10,439	$10,836	$10,316
Sep-2018	$10,522	$10,705	$10,345
Sep-2019	$11,001	$11,807	$10,826
Sep-2020	$11,454	$12,632	$11,230
Sep-2021	$11,590	$12,518	$11,269
Sep-2022	$11,036	$10,691	$10,690
Sep-2023	$11,463	$10,760	$10,999
Sep-2024	$12,407	$12,004	$11,793

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - I	8.24%	2.44%	2.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	7.22%	1.73%	1.66%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM. All returns are market value weighted inclusive of accrued interest. The total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,633,244	$ 45,633,244
Holdings Count | Holding	119	119
Advisory Fees Paid, Amount	$ 60,334
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,633,244 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$60,334 Portfolio Turnover68%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Municipal Bonds	0.3%
Information Technology	0.5%
Materials	0.7%
Consumer Staples	0.9%
Communications	1.3%
Real Estate	1.4%
Technology	1.7%
Communication Services	1.8%
U.S. Treasury Bonds & Notes	2.2%
Energy	4.0%
Collateralized Mortgage Obligations	4.0%
Consumer Discretionary	4.1%
Utilities	4.7%
Commercial Mortgage-Backed Securities	4.8%
Industrials	6.6%
Asset Backed Securities	25.3%
Financials	34.9%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000157002
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class A
Trading Symbol	STSNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.31%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - A	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,997	$11,496	$11,881	$12,002
Sep-2017	$13,244	$13,647	$14,322	$14,230
Sep-2018	$14,265	$16,046	$15,658	$15,549
Sep-2019	$13,583	$16,514	$14,367	$13,536
Sep-2020	$11,842	$18,992	$12,229	$11,927
Sep-2021	$18,050	$25,045	$20,047	$20,545
Sep-2022	$15,497	$20,630	$16,501	$17,037
Sep-2023	$17,829	$24,852	$17,795	$19,231
Sep-2024	$22,912	$33,598	$22,401	$24,380

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - A
Without Load	28.51%	11.02%	9.89%
With Load	21.13%	9.72%	9.16%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell 2000® Value Index	25.88%	9.29%	9.02%
Bloomberg US 2000 Value Index	26.77%	12.49%	10.00%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,649,703	$ 197,649,703
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 1,772,661
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$197,649,703 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,772,661 Portfolio Turnover3%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000157003
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class C
Trading Symbol	STSOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.05%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - C	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,592	$11,496	$11,881	$12,002
Sep-2017	$13,858	$13,647	$14,322	$14,230
Sep-2018	$14,815	$16,046	$15,658	$15,549
Sep-2019	$14,001	$16,514	$14,367	$13,536
Sep-2020	$12,118	$18,992	$12,229	$11,927
Sep-2021	$18,332	$25,045	$20,047	$20,545
Sep-2022	$15,620	$20,630	$16,501	$17,037
Sep-2023	$17,835	$24,852	$17,795	$19,231
Sep-2024	$22,750	$33,598	$22,401	$24,380

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - C	27.56%	10.20%	9.07%
Russell 3000® Total Return Index	35.19%	15.26%	13.96%
Russell 2000® Value Index	25.88%	9.29%	9.02%
Bloomberg US 2000 Value Index	26.77%	12.49%	10.00%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,649,703	$ 197,649,703
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 1,772,661
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$197,649,703 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,772,661 Portfolio Turnover3%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000217820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SCSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - R6	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$8,746	$11,500	$8,512	$8,811
Sep-2021	$13,380	$15,166	$13,953	$15,178
Sep-2022	$11,527	$12,493	$11,485	$12,586
Sep-2023	$13,308	$15,049	$12,386	$14,207
Sep-2024	$17,168	$20,345	$15,591	$18,011

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2020)
Sterling Capital Small Cap Value Fund - R6	29.00%	11.05%
Russell 3000® Total Return Index	35.19%	14.32%
Russell 2000® Value Index	25.88%	9.37%
Bloomberg US 2000 Value Index	26.77%	12.74%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,649,703	$ 197,649,703
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 1,772,661
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$197,649,703 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,772,661 Portfolio Turnover3%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000157004
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class Institutional
Trading Symbol	STSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,413	$9,951	$9,840	$9,773
Sep-2016	$11,004	$11,440	$11,691	$11,730
Sep-2017	$13,285	$13,579	$14,093	$13,907
Sep-2018	$14,345	$15,967	$15,407	$15,196
Sep-2019	$13,693	$16,433	$14,137	$13,229
Sep-2020	$11,970	$18,898	$12,033	$11,657
Sep-2021	$18,289	$24,921	$19,726	$20,079
Sep-2022	$15,741	$20,528	$16,237	$16,650
Sep-2023	$18,151	$24,729	$17,510	$18,795
Sep-2024	$23,388	$33,432	$22,042	$23,827

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Small Cap Value Fund - I	28.85%	11.30%	8.87%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Bloomberg US 2000 Value Index	26.77%	12.49%	9.07%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,649,703	$ 197,649,703
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 1,772,661
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$197,649,703 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,772,661 Portfolio Turnover3%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.3%
Communication Services	1.7%
Health Care	2.4%
Materials	3.2%
Energy	3.5%
Utilities	4.6%
Real Estate	6.2%
Consumer Discretionary	7.0%
Consumer Staples	9.4%
Information Technology	14.6%
Financials	20.7%
Industrials	25.4%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009852
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BASCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,798	$10,000	$10,000
Sep-2015	$10,004	$10,316	$10,257
Sep-2016	$10,363	$10,892	$10,747
Sep-2017	$10,364	$10,987	$10,860
Sep-2018	$10,245	$11,025	$10,837
Sep-2019	$10,923	$11,968	$11,694
Sep-2020	$11,314	$12,458	$12,158
Sep-2021	$11,411	$12,785	$12,410
Sep-2022	$10,422	$11,315	$11,239
Sep-2023	$10,543	$11,616	$11,544
Sep-2024	$11,290	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Without Load	7.09%	0.66%	1.43%
With Load	4.92%	0.26%	1.22%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,441,189	$ 29,441,189
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 104,968
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$29,441,189 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$104,968 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000112496
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BSCCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,135	$10,316	$10,257
Sep-2016	$10,420	$10,892	$10,747
Sep-2017	$10,343	$10,987	$10,860
Sep-2018	$10,138	$11,025	$10,837
Sep-2019	$10,739	$11,968	$11,694
Sep-2020	$11,031	$12,458	$12,158
Sep-2021	$11,042	$12,785	$12,410
Sep-2022	$10,019	$11,315	$11,239
Sep-2023	$10,049	$11,616	$11,544
Sep-2024	$10,691	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - C	6.39%	-0.09%	0.67%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,441,189	$ 29,441,189
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 104,968
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$29,441,189 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$104,968 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009851
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BSCIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,227	$10,316	$10,257
Sep-2016	$10,622	$10,892	$10,747
Sep-2017	$10,658	$10,987	$10,860
Sep-2018	$10,550	$11,025	$10,837
Sep-2019	$11,290	$11,968	$11,694
Sep-2020	$11,715	$12,458	$12,158
Sep-2021	$11,844	$12,785	$12,410
Sep-2022	$10,847	$11,315	$11,239
Sep-2023	$10,999	$11,616	$11,544
Sep-2024	$11,811	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - I	7.38%	0.91%	1.68%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,441,189	$ 29,441,189
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 104,968
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$29,441,189 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$104,968 Portfolio Turnover20%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
South Carolina	99.1%
Other Assets in Excess of Liabilities	0.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009844
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class A
Trading Symbol	BOPAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.16%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - A	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$9,426	$10,000	$10,000
Sep-2015	$9,780	$9,951	$9,942
Sep-2016	$10,618	$11,440	$11,442
Sep-2017	$12,314	$13,579	$13,575
Sep-2018	$14,427	$15,967	$15,954
Sep-2019	$14,601	$16,433	$16,425
Sep-2020	$15,410	$18,898	$18,899
Sep-2021	$21,139	$24,921	$25,035
Sep-2022	$17,141	$20,528	$20,509
Sep-2023	$20,220	$24,729	$24,696
Sep-2024	$25,689	$33,432	$33,372

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - A
Without Load	27.05%	11.96%	10.55%
With Load	19.75%	10.65%	9.89%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 432,641,379	$ 432,641,379
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 2,801,124
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$432,641,379 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,801,124 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009846
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class C
Trading Symbol	BOPCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.91%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - C	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,299	$9,951	$9,942
Sep-2016	$11,098	$11,440	$11,442
Sep-2017	$12,772	$13,579	$13,575
Sep-2018	$14,850	$15,967	$15,954
Sep-2019	$14,921	$16,433	$16,425
Sep-2020	$15,627	$18,898	$18,899
Sep-2021	$21,282	$24,921	$25,035
Sep-2022	$17,126	$20,528	$20,509
Sep-2023	$20,049	$24,729	$24,696
Sep-2024	$25,291	$33,432	$33,372

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - C	26.15%	11.13%	9.72%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 432,641,379	$ 432,641,379
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 2,801,124
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$432,641,379 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,801,124 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199531
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class R6
Trading Symbol	STRSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - R6	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2017	$10,000	$10,000	$10,000
Sep-2018	$11,755	$11,758	$11,752
Sep-2019	$11,935	$12,101	$12,099
Sep-2020	$12,635	$13,916	$13,922
Sep-2021	$17,395	$18,352	$18,442
Sep-2022	$14,149	$15,117	$15,108
Sep-2023	$16,751	$18,210	$18,192
Sep-2024	$21,358	$24,619	$24,583

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Special Opportunities Fund - R6	27.50%	12.34%	10.28%
Russell 3000® Total Return Index	35.19%	15.26%	12.56%
Bloomberg US 3000 Index	35.13%	15.23%	12.53%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 432,641,379	$ 432,641,379
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 2,801,124
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$432,641,379 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,801,124 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009843
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class Institutional
Trading Symbol	BOPIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - I	Russell 3000® Total Return Index	Bloomberg US 3000 Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,402	$9,951	$9,942
Sep-2016	$11,323	$11,440	$11,442
Sep-2017	$13,160	$13,579	$13,575
Sep-2018	$15,458	$15,967	$15,954
Sep-2019	$15,686	$16,433	$16,425
Sep-2020	$16,595	$18,898	$18,899
Sep-2021	$22,826	$24,921	$25,035
Sep-2022	$18,550	$20,528	$20,509
Sep-2023	$21,939	$24,729	$24,696
Sep-2024	$27,941	$33,432	$33,372

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - I	27.36%	12.24%	10.82%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Bloomberg US 3000 Index	35.13%	15.23%	12.81%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 432,641,379	$ 432,641,379
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 2,801,124
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$432,641,379 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,801,124 Portfolio Turnover42%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.2%
Real Estate	2.0%
Industrials	2.1%
Energy	3.7%
Consumer Discretionary	4.8%
Materials	4.8%
Financials	10.1%
Communication Services	10.6%
Technology	18.9%
Information Technology	20.8%
Health Care	22.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009864
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class A
Trading Symbol	BICAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$9,798	$10,000
Sep-2015	$9,997	$10,294
Sep-2016	$10,581	$10,829
Sep-2017	$10,660	$10,836
Sep-2018	$10,565	$10,705
Sep-2019	$11,610	$11,807
Sep-2020	$12,461	$12,632
Sep-2021	$12,516	$12,518
Sep-2022	$10,645	$10,691
Sep-2023	$10,689	$10,760
Sep-2024	$11,937	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - A
Without Load	11.67%	0.56%	1.99%
With Load*	9.45%	0.16%	1.79%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,514,721,755	$ 1,514,721,755
Holdings Count | Holding	375	375
Advisory Fees Paid, Amount	$ 2,541,575
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,514,721,755 Number of Portfolio Holdings375 Advisory Fee (net of waivers)$2,541,575 Portfolio Turnover63%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009866
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class C
Trading Symbol	BICCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.46%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - C	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,128	$10,294
Sep-2016	$10,639	$10,829
Sep-2017	$10,639	$10,836
Sep-2018	$10,455	$10,705
Sep-2019	$11,414	$11,807
Sep-2020	$12,158	$12,632
Sep-2021	$12,121	$12,518
Sep-2022	$10,225	$10,691
Sep-2023	$10,202	$10,760
Sep-2024	$11,306	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - C	10.83%	-0.19%	1.24%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,514,721,755	$ 1,514,721,755
Holdings Count | Holding	375	375
Advisory Fees Paid, Amount	$ 2,541,575
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,514,721,755 Number of Portfolio Holdings375 Advisory Fee (net of waivers)$2,541,575 Portfolio Turnover63%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000199532
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class R6
Trading Symbol	STRDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index
Sep-2017	$10,000	$10,000
Sep-2018	$9,933	$9,878
Sep-2019	$10,964	$10,895
Sep-2020	$11,808	$11,656
Sep-2021	$11,901	$11,552
Sep-2022	$10,149	$9,866
Sep-2023	$10,238	$9,929
Sep-2024	$11,461	$11,078

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Total Return Bond Fund - R6	11.95%	0.89%	2.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,514,721,755	$ 1,514,721,755
Holdings Count | Holding	375	375
Advisory Fees Paid, Amount	$ 2,541,575
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,514,721,755 Number of Portfolio Holdings375 Advisory Fee (net of waivers)$2,541,575 Portfolio Turnover63%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009863
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class Institutional
Trading Symbol	BIBTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,229	$10,294
Sep-2016	$10,853	$10,829
Sep-2017	$10,962	$10,836
Sep-2018	$10,880	$10,705
Sep-2019	$11,997	$11,807
Sep-2020	$12,908	$12,632
Sep-2021	$12,998	$12,518
Sep-2022	$11,073	$10,691
Sep-2023	$11,159	$10,760
Sep-2024	$12,491	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - I	11.94%	0.81%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Bloomberg U.S. Aggregate Bond Index  is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,514,721,755	$ 1,514,721,755
Holdings Count | Holding	375	375
Advisory Fees Paid, Amount	$ 2,541,575
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,514,721,755 Number of Portfolio Holdings375 Advisory Fee (net of waivers)$2,541,575 Portfolio Turnover63%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.6%
Communication Services	0.6%
Technology	1.0%
Money Market Funds	1.0%
Industrials	1.1%
Materials	1.1%
Information Technology	1.1%
Consumer Staples	1.1%
Municipal Bonds	1.1%
Health Care	1.2%
Communications	1.3%
Consumer Discretionary	1.4%
Real Estate	2.0%
Energy	2.3%
Utilities	3.0%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	10.5%
Financials	11.0%
Asset Backed Securities	11.3%
U.S. Treasury Bonds & Notes	15.6%
Mortgage-Backed Securities	27.4%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000119973
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	BUSRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Ultra Short Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,025	$10,294
Sep-2016	$10,124	$10,829
Sep-2017	$10,226	$10,836
Sep-2018	$10,349	$10,705
Sep-2019	$10,628	$11,807
Sep-2020	$10,862	$12,632
Sep-2021	$10,916	$12,518
Sep-2022	$10,799	$10,691
Sep-2023	$11,336	$10,760
Sep-2024	$12,031	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - A	6.12%	2.51%	1.87%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The FTSE U.S. 6-Month Treasury Bill Index is an average of the six-month Treasury bill month-end rates from the last six months. This family of indices measures return equivalents of yield averages and the instruments are not marked to market.

The Bloomberg U.S. Aggregate BondCap Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,099,385	$ 28,099,385
Holdings Count | Holding	120	120
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$28,099,385 Number of Portfolio Holdings120 Advisory Fee (net of waivers)$0 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communications	0.2%
Materials	0.4%
Consumer Staples	0.9%
Money Market Funds	0.9%
Health Care	1.1%
Consumer Discretionary	1.7%
Real Estate	1.7%
Technology	1.8%
Information Technology	2.0%
Energy	2.8%
U.S. Treasury Bonds & Notes	3.3%
Industrials	3.7%
Utilities	5.0%
Commercial Mortgage-Backed Securities	9.9%
Financials	25.9%
Asset Backed Securities	38.1%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES
C000119975
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class Institutional
Trading Symbol	BUSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Ultra Short Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,040	$10,294
Sep-2016	$10,164	$10,829
Sep-2017	$10,302	$10,836
Sep-2018	$10,452	$10,705
Sep-2019	$10,772	$11,807
Sep-2020	$11,035	$12,632
Sep-2021	$11,118	$12,518
Sep-2022	$11,027	$10,691
Sep-2023	$11,591	$10,760
Sep-2024	$12,333	$12,004

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - I	6.39%	2.74%	2.12%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The FTSE U.S. 6-Month Treasury Bill Index is an average of the six-month Treasury bill month-end rates from the last six months. This family of indices measures return equivalents of yield averages and the instruments are not marked to market.

The Bloomberg U.S. Aggregate BondCap Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,099,385	$ 28,099,385
Holdings Count | Holding	120	120
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$28,099,385 Number of Portfolio Holdings120 Advisory Fee (net of waivers)$0 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communications	0.2%
Materials	0.4%
Consumer Staples	0.9%
Money Market Funds	0.9%
Health Care	1.1%
Consumer Discretionary	1.7%
Real Estate	1.7%
Technology	1.8%
Information Technology	2.0%
Energy	2.8%
U.S. Treasury Bonds & Notes	3.3%
Industrials	3.7%
Utilities	5.0%
Commercial Mortgage-Backed Securities	9.9%
Financials	25.9%
Asset Backed Securities	38.1%
Other Assets in Excess of Liabilities	0.6%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES
C000009872
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BVAAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,797	$10,000	$10,000
Sep-2015	$9,991	$10,316	$10,257
Sep-2016	$10,356	$10,892	$10,747
Sep-2017	$10,315	$10,987	$10,860
Sep-2018	$10,198	$11,025	$10,837
Sep-2019	$10,926	$11,968	$11,694
Sep-2020	$11,341	$12,458	$12,158
Sep-2021	$11,282	$12,785	$12,410
Sep-2022	$10,299	$11,315	$11,239
Sep-2023	$10,407	$11,616	$11,544
Sep-2024	$11,128	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - A
Without Load	6.92%	0.37%	1.28%
With Load	4.77%	-0.03%	1.07%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,425,038	$ 45,425,038
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 182,296
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,425,038 Number of Portfolio Holdings39 Advisory Fee $182,296 Portfolio Turnover21%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000112498
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BVACX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,122	$10,316	$10,257
Sep-2016	$10,413	$10,892	$10,747
Sep-2017	$10,295	$10,987	$10,860
Sep-2018	$10,102	$11,025	$10,837
Sep-2019	$10,734	$11,968	$11,694
Sep-2020	$11,058	$12,458	$12,158
Sep-2021	$10,918	$12,785	$12,410
Sep-2022	$9,901	$11,315	$11,239
Sep-2023	$9,914	$11,616	$11,544
Sep-2024	$10,535	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - C	6.27%	-0.37%	0.52%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,425,038	$ 45,425,038
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 182,296
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,425,038 Number of Portfolio Holdings39 Advisory Fee $182,296 Portfolio Turnover21%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009871
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BVATX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,224	$10,316	$10,257
Sep-2016	$10,624	$10,892	$10,747
Sep-2017	$10,608	$10,987	$10,860
Sep-2018	$10,514	$11,025	$10,837
Sep-2019	$11,283	$11,968	$11,694
Sep-2020	$11,741	$12,458	$12,158
Sep-2021	$11,709	$12,785	$12,410
Sep-2022	$10,725	$11,315	$11,239
Sep-2023	$10,865	$11,616	$11,544
Sep-2024	$11,646	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - I	7.19%	0.63%	1.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,425,038	$ 45,425,038
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 182,296
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$45,425,038 Number of Portfolio Holdings39 Advisory Fee $182,296 Portfolio Turnover21%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
Virginia	101.3%
Liabilities in Excess of Other Assets	-1.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009874
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$9,797	$10,000	$10,000
Sep-2015	$10,012	$10,316	$10,257
Sep-2016	$10,404	$10,892	$10,747
Sep-2017	$10,433	$10,987	$10,860
Sep-2018	$10,331	$11,025	$10,837
Sep-2019	$11,012	$11,968	$11,694
Sep-2020	$11,415	$12,458	$12,158
Sep-2021	$11,497	$12,785	$12,410
Sep-2022	$10,557	$11,315	$11,239
Sep-2023	$10,670	$11,616	$11,544
Sep-2024	$11,472	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Without Load	7.51%	0.82%	1.59%
With Load	5.32%	0.41%	1.38%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,553,254	$ 55,553,254
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 240,969
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$55,553,254 Number of Portfolio Holdings43 Advisory Fee $240,969 Portfolio Turnover25%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000112499
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BWVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.47%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,142	$10,316	$10,257
Sep-2016	$10,461	$10,892	$10,747
Sep-2017	$10,422	$10,987	$10,860
Sep-2018	$10,233	$11,025	$10,837
Sep-2019	$10,837	$11,968	$11,694
Sep-2020	$11,150	$12,458	$12,158
Sep-2021	$11,135	$12,785	$12,410
Sep-2022	$10,149	$11,315	$11,239
Sep-2023	$10,213	$11,616	$11,544
Sep-2024	$10,904	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - C	6.77%	0.12%	0.87%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,553,254	$ 55,553,254
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 240,969
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$55,553,254 Number of Portfolio Holdings43 Advisory Fee $240,969 Portfolio Turnover25%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

C000009873
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	OWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,244	$10,316	$10,257
Sep-2016	$10,672	$10,892	$10,747
Sep-2017	$10,728	$10,987	$10,860
Sep-2018	$10,651	$11,025	$10,837
Sep-2019	$11,380	$11,968	$11,694
Sep-2020	$11,837	$12,458	$12,158
Sep-2021	$11,941	$12,785	$12,410
Sep-2022	$10,994	$11,315	$11,239
Sep-2023	$11,151	$11,616	$11,544
Sep-2024	$12,005	$12,821	$12,553

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - I	7.66%	1.08%	1.84%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 2-17 Year US Municipal Securities Index	8.74%	1.43%	2.30%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,553,254	$ 55,553,254
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 240,969
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$55,553,254 Number of Portfolio Holdings43 Advisory Fee $240,969 Portfolio Turnover25%
Holdings [Text Block]	HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)
West Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Announced on February 2, 2024, and as previously disclosed in a supplement to the Funds’ Retail Prospectus and Institutional Prospectus filed on February 29, 2024, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capital from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024. Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. In connection with the Closing, shareholders of each Fund approved a new investment advisory contract with Sterling Capital with substantially similar terms and identical advisory fees as the previous contract. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.